SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for bad debt and its ability to continue operating as a going concern. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars

A majority of the revenues of the Group are denominated in U.S. dollars ("dollar" or "dollars"). The dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Restricted cash
e.	Restricted cash
Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.
Marketable securities
f.	Marketable securities

The Company accounts for investments in debt and equity securities in accordance with ASC No. 320, "Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (Refer to Note 3 - Marketable Securities). Interest and dividends on securities are included in financial income (expense), net.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC No. 320-10-35.

The Company accounts for investments in marketable securities in accordance with, ASC No. 320, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities.

Under the amended impairment model, other-than-temporary impairment loss is recognized in the statement of operations if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in the statement of operations . During 2016 and 2017, no other-than-temporary impairments were recorded. For further information refer to Note 3 - Marketable Securities.
The marketable securities held by the Company in 2016 and into 2017 were pledged to secure future rent payments for the Company's facilities in Israel. The Company removed the pledge and sold the marketable securities during 2017.

Property and equipment, net
g.	Property and equipment, net

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
h.	Impairment of long-lived assets

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets
i.	Intangible assets:

Intangible assets that are considered to have a definite useful life are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC No. 350, "Intangibles - Goodwill and other" ("ASC 350"). The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired in connection with historical acquisitions, including the Vexigo acquisition in 2015 and amortized mostly over 5.5 years. For further information refer to Note 1.d. During 2015, no impairment losses were identified. In 2016 the Company’s Video Advertising technology was fully impaired and an impairment in amount of $ 3,763 was recorded. For further information refer to Note 6 - Intangible Assets.

Goodwill
j.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350 goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in three operating segments, which also comprise its reporting units: Enterprise, Service Providers and Video Advertising as of December 31, 2017. The Company’s goodwill balance as of that date is only assigned to its Enterprise reporting unit. The Company performs an annual impairment test of its reporting units as of the 1st of October of each year, or more frequently if impairment indicators are present. Fair value of the reporting units is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units.

Based upon the 2017 annual impairment analysis of the Enterprise reporting unit using the income approach with five (5) years of projected cash flows and a discount rate of 19.0%, the estimated fair value of the reporting unit was not substantially in excess of its respective carrying value. Therefore, in the event of unfavorable changes in forecasted cash flows, terminal value multiples and/or weighted-average cost of capital, the Enterprise reporting unit will be at risk of failing step one of the goodwill impairment test.

During the fourth quarter of 2016, the Company performed an impairment test with respect to the goodwill assigned to the Video Advertising business unit. The Company concluded that the carrying value of the reporting unit exceeded its fair value, and therefore, an impairment of goodwill existed and the second step of the goodwill impairment test was required. The material assumptions used for the income approach were four (4) years of projected cash flows, with a discount rate of 16.9%.

In accordance with ASC 350 if goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment. As stated above, the Company’s Video Advertising technology was fully impaired. In addition, the goodwill balance assigned to the Video Advertising business unit as of December 31, 2016, in the amount of $ 4,819 was also fully impaired.

Severance pay
k.	Severance pay:

Some of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expense for the years ended December 31, 2017 and 2016, amounted to approximately $ 136 and $ 116, respectively.

Business combinations:
l.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations" (“ASC 805"). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

Revenue recognition
m.	Revenue recognition:

The Company generates revenues from three major sources: telecom services, telecom product sales and video advertising.

Telecom services and product sales

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from maintenance, hosting and managed services are recognized when all criteria outlined in ASC No. 985-605, "Revenue Recognition - Software" ("ASC 985-605"), are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue should allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method".

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues from cloud and managed services are recognized based on Staff Accounting Bulletins ("SAB") No. 104 and ASC No. 605-25, ""Revenue Recognition" (“ASC 605”), when delivery has occurred or services have been rendered, the fee is fixed or determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include advance payments received under maintenance and support contracts.

Video Advertising

The Company, through its Vexigo subsidiary, allows advertisers to improve their business results by promoting marketing campaigns online via performance-based models and provides them with access and exposure to a variety of media companies, other networks and general websites. Vexigo's innovative optimization technology also enables affiliates to fully monetize their media inventory. Vexigo's customers obtain access to the Company's technology which enables advertisers to improve their business results by optimization of marketing campaign targeting. Vexigo’s technology also enables partnerships between affiliates and advertisers. Revenue generally derived from charges to advertisers based on Cost per Mille ("CPM"). Advertisers are charged monthly based on the number of times a user clicks on ads. The Company recognizes revenue from an advertisement at that time when all four mentioned revenue recognition criteria have been met.

Video Advertising revenues are recognized based on SAB 104 and ASC No. 605-45, "Principal Agent Considerations" ("ASC 605-45"). ASC 605-45 addresses whether a company should recognize revenue based on (a) the gross amount billed to a customer because it has earned revenue from the sale of the goods or services or (b) the net amount retained (that is, the amount billed to a customer less the amount paid to a publishers) because it has earned a commission or fee. The determination of whether revenues should be reported on a gross or net basis is based on an assessment of whether Vexigo is acting as a principal or an agent in the transaction. In determining whether Vexigo acts as a principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, Vexigo has determined that in certain transactions, it is the primary obligor and has a structured inventory risk resulting from the fact that not all purchased ad spaces will be sold.

Accordingly, revenue from this activity is recorded as the gross amount billed to a customer. On the other hand, in arrangements in which Vexigo is not the primary obligor and has no inventory risk, revenues are recognized on the net amount retained.

Research and development expenses
n.         Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

Capitalized development costs
o.	Capitalized development costs:

Capitalized development costs are recognized in accordance with ASC No. 350-40 "Capitalized Development Costs". Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of direct labor costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss as incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. As of December 31, 2016, the Company’s development costs capitalized during that year, amounting to $ 380, were fully impaired. No capitalized development costs recorded during 2017. For further information refer to Note 6 - Intangible Assets.

Income taxes
p.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

Accounting for share-based compensation
q.         Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on an accelerated method over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

On January 1, 2017, the Company adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2016-09 (Topic 718) Compensation-Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows. The impact of the adoption on the Company's was immaterial.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2017 and 2016:

	Year ended December 31,
Stock options	2017	2016

Expected volatility (1)	87.7%	87.59%-90.62%
Risk-free interest (2)	2.435%	0.95%-1.29
Dividend yield (3)	0%	0%
Expected life (years) (4)	6.25	3.75-6.25

(1)	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.

(2)	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)
The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

The Company applies ASC No. 505-50, “Equity-Based Payment to Non-Employees”, with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Fair value of financial instruments
r.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, marketable securities, trade receivables, other accounts receivable, trade payables, long term contingent earn-out liability and accrued liabilities approximate their fair value, due to the maturity of such instruments.

The Company applies ASC No. 820, "Fair Value Measurement" ("ASC 820"), which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities.

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value of the Company’s marketable securities are based on quoted market prices and classified within Level 1 (see also Note 3). The Company did not hold any marketable securities as of December 31, 2017. The Company’s derivatives instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Concentrations of credit risk
s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, marketable securities, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States (see Note 12). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

Basic and diluted net earnings (loss) per share
t.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings Per Share".

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. No options have been included in the calculation of the diluted net earnings per Ordinary share due to the Company’s losses during all the years presented.

Derivatives instruments
u.	Derivatives instruments:

ASC No. 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2017, 2016 and 2015, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $ 1,900 $ 4,800 and $ 4,200, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2017, 2016 and 2015, the revaluation income (expenses) from these contracts with respect to the above transactions were $ 84, $ 6 and $ (7), respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2017, the Company had no outstanding call and put option contracts.

Comprehensive income (loss)
v.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

Treasury shares
w.	Treasury shares:

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

Impact of recently issued accounting standards
x.	Impact of recently issued accounting standards:

1.
In May 2014, and in following related amendments, the FASB issued a new comprehensive revenue recognition guidance on revenue from contracts with customers (hereinafter “the Standard”) that will supersede the current revenue recognition guidance. The Standard provides a unified model (five-step analysis of transactions) to determine when and how revenue is recognized. The core principle of the Standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the new standard, a good or service is transferred to the customer when (or as) the customer obtains control of the good or service, which differs from the risk and rewards approach under current guidance. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The Standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. This Standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized in retained earnings as of the date of adoption.

The Company will adopt the Standard using the modified retrospective approach on January 1, 2018. The Company has completed its evaluation of the Standard and expect the potential effect to be in the amount of $ 230 which relates to the Company's accounting for arrangements that include software licenses bundled with maintenance and support. Under current GAAP, the revenue attributable to these software licenses is recognized ratably over the term of the arrangement because VSOE does not exist for the undelivered maintenance and support element as it is not sold separately. The requirement to have VSOE for undelivered elements to enable the separation of revenue for the delivered software licenses is eliminated under the new standard. Accordingly, under the new standard the Company will be required to recognize as revenue a portion of the arrangement fee upon delivery of the software license.

2.
In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is still evaluating the potential impact of this pronouncement.

3.
In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayment or extinguishment costs, the maturing of a zero coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. ASU 2016-15 designates the appropriate cash flow classification, including requirements to allocate certain components of these cash receipts and payments among operating, investing and financing activities. The retrospective transition method, requiring adjustment to all comparative periods presented, is required unless it is impracticable for some of the amendments, in which case those amendments would be prospectively as of the earliest date practicable. The standard is effective on January 1, 2019. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.

4.
In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business" (ASU 2017-04), which provides a more robust framework to use in determining when a set of assets and activities is a business. Because the current definition of a business is interpreted broadly and can be difficult to apply, stakeholders indicated that analyzing transactions is inefficient and costly and that the definition does not permit the use of reasonable judgment. ASU 2017-04 provides more consistency in applying the guidance, reduces the costs of application, and makes the definition of a business more operable. This update is effective for annual and interim periods beginning after December 15, 2018. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

5.
In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

6.
In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.